Acquisitions (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Details 6
Pro forma revenue	$ 3,678,963	$ 3,294,422
Pro forma net loss	$ (16,688,474)	$ (2,476,229)